CONSOLIDATED BALANCE SHEETS [Parenthetical] In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ILS	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ILS
Allowance for doubtful account (in dollars)	$ 4,033		$ 3,320
Ordinary shares, par value (in dollars per share)		1		1
Ordinary shares, shares authorized	25,000,000	25,000,000	25,000,000	25,000,000
Ordinary shares, shares issued	14,164,620	14,164,620	14,164,620	14,164,620
Ordinary shares, shares outstanding	14,164,620	14,164,620	14,164,620	14,164,620
Treasury stock, shares	568,620	568,620	568,620	568,620